Basis of preparation	6 Months Ended
Jun. 30, 2026
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Basis of preparation	Basis of preparation
The unaudited condensed consolidated interim financial statements of the Group as of and for the six months ended 30 June 2026 have been prepared in accordance and in compliance with International Accounting Standard 34 Interim Financial Reporting (IAS 34) as issued by the International Accounting Standards Board (IASB). Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS® Accounting Standards (IFRS) as issued by the IASB, have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Group’s audited annual consolidated financial statements and accompanying notes for the year ended 31 December 2025, which have been prepared in accordance with IFRS as issued by the IASB and as adopted by the European Union (the “EU”).
The accounting policies and basis of preparation adopted in the preparation of these unaudited condensed consolidated interim financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements issued for the year ended 31 December 2025, except for the adoption of new and amended accounting standards effective as of 1 January 2026. The Group has not early adopted any other standards, interpretations or amendments that have been issued but are not yet effective. The unaudited condensed consolidated interim financial statements are presented in U.S. dollars and all values are rounded to the nearest thousand unless otherwise indicated.
In the opinion of the Group’s management, these unaudited condensed consolidated interim financial statements contain all normal recurring adjustments necessary to present fairly the financial position and results of operations of the Group for each of the periods presented. The condensed consolidated statement of financial position as of 31 December 2025 was derived from the consolidated financial statements at that date.
In preparing these unaudited condensed consolidated interim financial statements, management has made judgments and estimates that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were consistent with those described in the Group´s consolidated financial statements issued for the year ended 31 December 2025.
Significant judgments and estimates primarily relate to revenue recognition, the valuation of derivative financial liabilities, the recoverability of deferred tax assets, the valuation of acquired intangibles, and the assessment of whether development projects meet the capitalization criteria under IAS 38, Intangible Assets. The evaluation of development projects requires management to assess, among other factors, technical feasibility, the probability of future economic benefits and the ability to reliably measure directly attributable development expenditures. Actual results may differ from these estimates.